Segment Reporting Income (Loss) From Continuing Operations (Details) £ in Millions, CAD in Millions, $ in Millions	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2013 GBP (£)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 CAD	Dec. 31, 2014 GBP (£)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting
Net sales		$ 844.4	$ 1,017.4	$ 1,005.7	$ 700.0	$ 973.8	$ 1,168.0	$ 1,188.5	$ 816.0		$ 3,567.5				$ 4,146.3	$ 4,206.1
Interest expense											(120.3)				(145.0)	(183.8)
Interest income											8.3				11.3	13.7
Income (loss) from continuing operations before income taxes											410.7				586.3	654.5
Income tax benefit (expense)											(51.8)				(69.0)	(84.0)
Net income (loss) from continuing operations											358.9				517.3	570.5
Net (income) loss attributable to noncontrolling interests											(3.3)				(3.8)	(5.2)
Net income (loss) from continuing operations attributable to MCBC		$ 33.4	$ 13.7	$ 229.3	$ 79.2	$ 93.2	$ (35.7)	$ 290.7	$ 165.3		355.6				513.5	565.3
Total special items											346.7				324.4	200.0
Modelo
Segment Reporting
Proceeds from divestiture of joint venture interest													CAD 70.0		63.2
Heineken [Member]
Segment Reporting
Gain (Loss) on Contract Termination | £	£ 13.0
Proceeds From Collection of Termination Fees | £										£ 8.0				£ 5.0
Canada
Segment Reporting
Net sales											1,511.5				1,793.9	1,943.8
Interest expense											0.0				0.0	0.0
Interest income											0.0				0.0	0.0
Income (loss) from continuing operations before income taxes											277.3				406.8	363.3
U.S.
Segment Reporting
Net sales											0.0				0.0	0.0
Interest expense											0.0				0.0	0.0
Interest income											0.0				0.0	0.0
Income (loss) from continuing operations before income taxes											516.3				561.8	539.0
Europe [Member]
Segment Reporting
Loss on Contract Termination										£ 19.0	29.4
Net sales											1,914.9				2,200.3	2,128.3
Interest expense											0.0				0.0	0.0
Interest income											3.9				4.4	4.9
Income (loss) from continuing operations before income taxes											(109.7)				(111.9)	34.3
Europe [Member] | Heineken [Member]
Segment Reporting
Proceeds From Collection of Termination Fees											19.4
Europe [Member] | Brand Impairment
Segment Reporting
Non-cash impairment on indefinite-lived intangible assets											275.0	[1]			360.0	150.9
MCI
Segment Reporting
Net sales											144.5				156.3	137.6
Interest expense											0.0				0.0	0.0
Interest income											0.0				0.0	0.0
Income (loss) from continuing operations before income taxes											(24.8)				(13.3)	(11.8)
Corporate
Segment Reporting
Net sales											1.0				1.1	1.2
Interest expense											(120.3)				(145.0)	(183.8)
Interest income											4.4				6.9	8.8
Income (loss) from continuing operations before income taxes											(248.4)				(257.1)	(270.3)
Eliminations
Segment Reporting
Net sales											(4.4)				(5.3)	(4.8)
Interest expense											0.0				0.0	0.0
Interest income											0.0				0.0	0.0
Income (loss) from continuing operations before income taxes											$ 0.0				$ 0.0	$ 0.0

[1]	During the third quarter of 2015, we incurred $15.7 million of charges related to the closure of a bottling line within our Vancouver brewery, including $15.4 million of accelerated depreciation normally recorded in cost of goods sold associated with this bottling line. Additionally, during the second quarter of 2015, we incurred $8.2 million of charges related to the closure of a bottling line within our Toronto brewery, including $7.9 million of accelerated depreciation normally recorded in cost of goods sold associated with this bottling line. The decisions to close these bottling lines were made as part of an ongoing strategic review of our Canadian supply chain network and the overall shift in consumer preference toward can package consumption in Canada. Additionally, in October 2015, as a result of the continuation of this strategic review, we entered into an agreement to sell the Vancouver brewery, with the intent to use the proceeds from the sale to help fund the construction of an efficient and flexible brewery in British Columbia. The sale has not yet closed, and is anticipated to be completed by the end of the first quarter of 2016. In conjunction with the sale, we agreed to leaseback the existing property to continue operations on an uninterrupted basis while the new brewery is being constructed. We incurred accelerated depreciation charges in excess of normal depreciation recorded in cost of goods sold associated with the planned brewery closure of $1.2 million during the fourth quarter of 2015. We expect to incur additional charges, including estimated accelerated depreciation charges of approximately CAD 20 million, through final closure of the brewery which is currently anticipated to occur at the end of 2018. These ongoing charges, along with the estimated future gain on the sale of the property of approximately CAD 144 million, will be recorded as special items.